Liabilities for puttable financial instrument (Tables)	12 Months Ended
Dec. 31, 2024
Liabilities For Puttable Financial Instrument [Abstract]
Schedule of liabilities for puttable financial instrument
The movement of the liabilities for puttable financial instrument during years ended December 31, 2024 and 2023 are analyzed as follows:

	2024	2023
Balance at January 1	$14,623	$17,139
Change in fair value recognized in equity	(314)	(2,516)
Balance at December 31	$14,309	$14,623